Fees Summary	Apr. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,432,000.00
Total Fee Amount	750.16
Total Offset Amount	0.00
Net Fee	$ 750.16
Offering Table N/A
Offset Table N/A	N/A